Summary Of Significant Accounting Policies (Schedule Of Estimated Useful Lives And Balances Of Utility's Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified							12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Electricity generating facilities [Member] Utility [Member]		Dec. 31, 2011 Electricity generating facilities [Member] Utility [Member]		Dec. 31, 2012 Electricity generating facilities [Member] Utility [Member] Minimum [Member]	Dec. 31, 2012 Electricity generating facilities [Member] Utility [Member] Maximum [Member]	Dec. 31, 2012 Electricity distribution facilities [Member] Utility [Member]	Dec. 31, 2011 Electricity distribution facilities [Member] Utility [Member]	Dec. 31, 2012 Electricity distribution facilities [Member] Utility [Member] Minimum [Member]	Dec. 31, 2012 Electricity distribution facilities [Member] Utility [Member] Maximum [Member]	Dec. 31, 2012 Electricity transmission [Member] Utility [Member]	Dec. 31, 2011 Electricity transmission [Member] Utility [Member]	Dec. 31, 2012 Electricity transmission [Member] Utility [Member] Minimum [Member]	Dec. 31, 2012 Electricity transmission [Member] Utility [Member] Maximum [Member]	Dec. 31, 2012 Natural gas distribution facilities [Member] Utility [Member]	Dec. 31, 2011 Natural gas distribution facilities [Member] Utility [Member]	Dec. 31, 2012 Natural gas distribution facilities [Member] Utility [Member] Minimum [Member]	Dec. 31, 2012 Natural gas distribution facilities [Member] Utility [Member] Maximum [Member]	Dec. 31, 2012 Natural gas transportation and storage [Member] Utility [Member]	Dec. 31, 2011 Natural gas transportation and storage [Member] Utility [Member]	Dec. 31, 2012 Natural gas transportation and storage [Member] Utility [Member] Minimum [Member]	Dec. 31, 2012 Natural gas transportation and storage [Member] Utility [Member] Maximum [Member]	Dec. 31, 2012 Construction Work In Progress [Member] Utility [Member]	Dec. 31, 2011 Construction Work In Progress [Member] Utility [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Total property, plant, and equipment	$ 54,166	$ 49,552	$ 8,253	[1]	$ 6,488	[1]			$ 23,767	$ 22,395			$ 7,681	$ 6,968			$ 8,257	$ 7,832			$ 4,314	$ 4,099			$ 1,894	$ 1,770
Accumulated depreciation	(16,643)	(15,898)
Net property, plant, and equipment	$ 37,523	$ 33,654
Property, Plant and Equipment, Useful Life							10 years	100 years			10 years	55 years			10 years	70 years			20 years	53 years			5 years	48 years

[1]	Balance includes nuclear fuel inventories. Stored nuclear fuel inventory is stated at weighted average cost. Nuclear fuel in the reactor is expensed as it is used based on the amount of energy output. (See Note 15 below.)